Inventories	12 Months Ended
Dec. 31, 2015
Inventories

7. INVENTORIES

The components of inventories are as follows:

	December 31
	2014	2015
	US$	US$
Finished goods	9,787	13,860
Work in process	20,835	21,201
Raw materials	13,454	12,049

	44,076	47,110

The Company wrote down US$2,503 thousand, US$4,561 thousand and US$2,525 thousand in 2013, 2014 and 2015, respectively, for estimated obsolete or unmarketable inventory.